Financial Investments and Derivatives (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jul. 01, 2025
Financial Investments and Derivatives [Abstract]
Financial asset, amortized cost	R$ 36,534,984	R$ 29,861,939	R$ 24,696